Financing (FY)- Covenants - Additional Information (Details)	Sep. 30, 2017		Dec. 31, 2016		Sep. 30, 2016
Senior notes | $1,200.0 million, 7.125% senior notes due March 2018
Debt Instrument [Line Items]
Interest rate on debt instrument	7.125%	[1],[2]	7.125%	[1],[2]	7.125%

[1]	All senior notes are jointly and severally and fully and unconditionally (subject to certain customary release provisions, including sale, exchange, transfer or liquidation of the guarantor subsidiary) guaranteed on a senior unsecured basis by Express Scripts (if issued by either Medco or ESI) and by most of our current and future 100% owned domestic subsidiaries.
[2]	Senior notes require interest to be paid semi-annually, commencing six months subsequent to issuance.